Other operating income, other operating expenses, restructuring income and expenses, financial result - Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Increase (decrease) in other operating expense				$ (734)
Other operating expenses	$ 1,561	$ 1,097	$ 3,556	4,290
Consulting fees related to Group strategy	$ 151	$ 810	1,035	1,049
Miscellaneous expenses			1,525	199
Allowance on trade receivables recorded			$ 172	$ 637